Share capital	12 Months Ended
Jul. 31, 2021
Disclosure of classes of share capital [abstract]
Share capital	Share capital
(i)Ordinary shares in issue

	2021		2020
Allotted and issued shares	Number of shares	Cost	Number of shares	Cost
		$m		$m
Number/cost of ordinary 10 pence shares in the Company (million)	232	30	232	30
The authorized share capital of the Company is 500 million ordinary 10 pence shares (2020: 500 million ordinary 10 pence shares).
All the allotted and issued shares, including those held by Employee Benefit Trusts and in Treasury, are fully paid or credited as fully paid.
A summary of the movements in the year is detailed in the following table:

	2021	2020
Number of ordinary 10 pence shares in the Company in issue at July 31	232,171,182	232,171,182
(ii)Treasury shares
The shares purchased under the Group’s buy back programs have been retained in issue as Treasury shares and represent a deduction from equity attributable to shareholders of the Company.
A summary of the movements in Treasury shares in the year is detailed in the following table:

	2021		2020
	Number of shares	Cost	Number of shares	Cost
		$m		$m
Treasury shares held by the Company on August 1	7,280,222	570	2,036,945	146
Treasury shares purchased under irrevocable commitment from prior year	—	—	2,139,221	159
		570		305
Treasury shares purchased	3,020,368	400	3,452,349	292
Disposal of Treasury shares to settle share options	(437,774)	(39)	(348,293)	(27)
Treasury shares held by the Company at July 31	9,862,816	931	7,280,222	570
Consideration received in respect of shares transferred to participants in certain long term incentive plans and all-employee plans amounted to $18 million (2020: $11 million).

(iii)Own shares
Two Employee Benefit Trusts have been established in connection with the Company’s discretionary share option plans and long term incentive plans.
A summary of the movements in own shares held in Employee Benefit Trusts is detailed in the following table:

	2021		2020
	Number of shares	Cost	Number of shares	Cost
		$m		$m
Own shares in the Company on August 1	1,277,347	88	1,563,778	102
New shares purchased	—	—	307,345	26
Exercise of share options	(444,158)	(30)	(593,776)	(40)
Own shares in the Company at July 31	833,189	58	1,277,347	88
Consideration received in respect of shares transferred to participants in the discretionary share option plans and long term incentive plans amounted to $nil (2020: $nil). At July 31, 2021, the shares held in the trusts had a market value of $117 million (2020: $114 million).
Dividends due on shares held by the Employee Benefit Trusts are waived in accordance with the provisions of the trust deeds.